UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME PORTFOLIO
FORM N-Q
MARCH 31, 2008

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited)	March 31, 2008

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 44.1%
FHLMC — 18.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
$278,802	5.366% due 2/1/36 (a)(b)	$284,059
112,400	5.815% due 2/1/37 (a)(b)	114,241
648,384	6.062% due 3/1/37 (a)(b)	665,891
265,768	5.946% due 5/1/37 (a)(b)	271,238
305,998	5.958% due 5/1/37 (a)(b)	311,401
725,000	5.000% due 4/14/38 (c)	717,863
	Gold:
68,018	7.000% due 2/1/15-5/1/16 (b)	71,441
156,240	6.500% due 9/1/31 (b)	163,416
7,316,407	5.000% due 7/1/35-12/1/36 (b)	7,256,663
83,124	5.500% due 11/1/35 (b)	84,109
775,870	6.000% due 12/1/36-2/1/37 (b)	796,686
48,585	Gold Pool, 6.000% due 2/1/37 (b)	49,875

	TOTAL FHLMC	10,786,883

FNMA — 20.5%
	Federal National Mortgage Association (FNMA):
1,650,153	6.500% due 3/1/16-11/1/36 (b)	1,714,758
1,128,332	5.500% due 12/1/16-2/1/37 (b)	1,142,146
300,000	6.000% due 4/17/23 (c)	308,766
57,952	7.500% due 2/1/30-7/1/31 (b)	62,526
403,865	7.000% due 7/1/30-4/1/32 (b)	429,487
679,690	6.000% due 3/1/32-4/1/32 (b)	700,703
512,270	5.000% due 2/1/36 (b)	507,847
4,700,000	5.000% due 4/14/38 (c)	4,652,267
2,200,000	5.500% due 4/17/23-4/14/38 (c)	2,225,468

	TOTAL FNMA	11,743,968

GNMA — 4.8%
	Government National Mortgage Association (GNMA):
42,521	7.000% due 6/15/28-7/15/29 (b)	45,501
229,864	6.500% due 9/15/28-2/15/31 (b)	240,409
1,100,000	6.000% due 4/21/38-5/20/38 (c)	1,134,734
700,000	5.000% due 5/20/38 (c)	698,141
600,000	5.500% due 5/20/38 (c)	610,505

	TOTAL GNMA	2,729,290

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $24,729,184)	25,260,141

ASSET-BACKED SECURITIES — 5.0%
Credit Card — 0.5%
310,000	Washington Mutual Master Note Trust, 2.848% due 9/15/13 (a)(b)(d)	295,444

Home Equity — 4.5%
178,567	Accredited Mortgage Loan Trust, 2.839% due 9/25/35 (a)(b)	170,876
414,809	ACE Securities Corp., 2.769% due 1/25/36 (a)(b)	165,846
13,392	Argent Securities Inc., 2.659% due 5/25/36 (a)(b)	13,351
510,000	Bear Stearns Asset-Backed Securities Trust, 2.949% due 9/25/34 (a)(b)	494,422
91,894	Countrywide Asset-Backed Certificates, 4.385% due 6/25/34 (a)(b)	68,258
436,002	Countrywide Home Equity Loan Trust, 3.118% due 12/15/33 (a)(b)(d)	239,389
313,742	First Horizon ABS Trust, 2.759% due 10/25/34 (a)(b)	183,872
446,565	GSRPM Mortgage Loan Trust, 2.899% due 3/25/35 (a)(b)(d)	369,533
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Home Equity — 4.5% (continued)
$397,603	Indymac Home Equity Loan Asset-Backed Trust, 2.769% due 4/25/36 (a)(b)	$245,492
48,864	IXIS Real Estate Capital Trust, 2.659% due 8/25/36 (a)(b)	48,585
581,204	Lehman XS Trust, 2.809% due 9/25/46 (a)(b)	374,657
352,854	SACO I Trust, 2.769% due 2/25/34 (a)(b)	177,363
7,825	Sail Net Interest Margin Notes, 7.750% due 4/27/33 (d)	8

	Total Home Equity	2,551,652

	TOTAL ASSET-BACKED SECURITIES (Cost — $4,099,238)	2,847,096

COLLATERALIZED MORTGAGE OBLIGATIONS — 18.8%
537,377	American Home Mortgage Investment Trust, 5.294% due 6/25/45 (a)(b)	418,355
400,000	Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43 (b)	387,072
388,153	Banc of America Mortgage Securities, 4.806% due 9/25/35 (a)(b)	368,405
310,818	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34 (b)(d)	311,429
	Countrywide Alternative Loan Trust:
40,695	5.500% due 10/25/33 (b)	40,882
439,461	4.264% due 11/20/35 (a)(b)	348,504
484,442	2.869% due 1/25/36 (a)(b)	377,792
519,180	2.809% due 7/25/46 (a)(b)	339,837
	Countrywide Home Loan, Mortgage Pass-Through Trust:
329,828	6.140% due 11/25/34 (a)(b)	283,837
338,827	2.899% due 5/25/35 (a)(b)	265,477
640,000	CS First Boston Mortgage Securities Corp., 5.230% due 12/15/40 (a)(b)	636,139
302,346	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.952% due 8/25/35 (a)(b)	276,403
	Downey Savings & Loan Association Mortgage Loan Trust:
334,437	2.769% due 3/19/45 (a)(b)	249,577
418,958	5.442% due 3/19/46 (a)(b)	325,870
418,958	5.442% due 3/19/47 (a)(b)	225,648
575,811	GSR Mortgage Loan Trust, 5.658% due 10/25/35 (a)(b)	584,350
	Harborview Mortgage Loan Trust:
445,889	2.959% due 11/19/34 (a)(b)	400,952
365,826	2.909% due 1/19/35 (a)(b)	320,401
	Indymac Index Mortgage Loan Trust:
236,250	6.853% due 3/25/35 (a)(b)	191,363
303,888	5.995% due 8/25/37 (a)(b)	191,449
494,538	2.809% due 5/25/46 (a)(b)	375,213
	JPMorgan Chase Commercial Mortgage Securities Corp.:
640,000	5.814% due 6/12/43 (a)(b)	647,287
550,000	5.819% due 6/15/49 (a)(b)	550,585
187,586	Merrill Lynch Mortgage Investors Trust, 5.028% due 5/25/34 (a)(b)	169,851
270,000	Merrill Lynch Mortgage Trust, 5.658% due 5/12/39 (a)(b)	272,347
644,298	Morgan Stanley Mortgage Loan Trust, 5.425% due 3/25/36 (a)(b)	504,153
286,599	Structured Asset Mortgage Investments Inc., 2.809% due 5/25/46 (a)(b)	214,037
	Washington Mutual Inc.:
252,685	5.940% due 9/25/36 (a)(b)	242,768
504,720	3.405% due 12/25/45 (a)(b)	391,397
286,078	3.425% due 12/25/45 (a)(b)	226,496
	Wells Fargo Mortgage Backed Securities Trust:
455,609	5.000% due 10/25/35 (a)(b)	444,198
199,795	5.241% due 5/25/36 (a)(b)	198,008

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $12,444,039)	10,780,082

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 37.2%
Aerospace & Defense — 0.0%
$25,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12 (b)	$25,719

Airlines — 0.6%
	Delta Air Lines Inc., Pass-Through Certificates:
100,000	7.570% due 11/18/10 (b)	99,688
97,284	6.821% due 8/10/22 (b)(d)	89,988
41,773	Northwest Airlines Corp., 7.575% due 3/1/19 (b)	40,729
	United Airlines Inc., Pass-Through Certificates:
45,000	6.831% due 9/1/08 (b)	50,287
49,094	7.811% due 10/1/09 (b)	56,836
23,260	8.030% due 7/1/11 (b)	26,284

	Total Airlines	363,812

Auto Components — 0.0%
20,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (b)	16,450

Automobiles — 0.9%
190,000	DaimlerChrysler North America Holding Corp., 5.875% due 3/15/11 (b)	194,357
	Ford Motor Co.:
	Debentures:
50,000	6.625% due 10/1/28 (b)	30,750
25,000	8.900% due 1/15/32 (b)	18,875
250,000	Notes, 7.450% due 7/16/31 (b)	166,250
	General Motors Corp., Senior Debentures:
155,000	8.250% due 7/15/23 (b)	109,275
5,000	8.375% due 7/15/33 (b)	3,550

	Total Automobiles	523,057

Building Products — 0.0%
20,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12 (b)	19,500

Capital Markets — 2.2%
	Bear Stearns Co. Inc.:
70,000	7.250% due 2/1/18 (b)	72,464
110,000	Subordinated Notes, 5.550% due 1/22/17 (b)	98,377
80,000	Credit Suisse Guernsey Ltd., 5.860% due 5/29/17 (a)(b)(e)	67,884
150,000	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10 (b)	151,215
370,000	Kaupthing Bank HF, 7.625% due 2/28/15 (d)(f)	348,281
90,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (a)(b)(e)	56,972
60,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 3.850% due 8/19/65 (a)(b)	36,167
50,000	Lehman Brothers Holdings Inc., 5.250% due 2/6/12 (b)	48,288
	Morgan Stanley:
	Medium-Term Notes:
210,000	5.625% due 1/9/12 (b)	211,748
50,000	4.401% due 10/18/16 (a)(b)	45,115
60,000	Notes, 3.625% due 4/1/08 (b)	60,000
30,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (b)(d)	33,843

	Total Capital Markets	1,230,354

Chemicals — 0.4%
50,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20 (b)	42,250
60,000	FMC Finance III SA, 6.875% due 7/15/17 (b)	60,300
10,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)	7,775
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Chemicals — 0.4% (continued)
$85,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (b)	$91,588

	Total Chemicals	201,913

Commercial Banks — 3.3%
	Glitnir Banki HF:
150,000	Notes, 6.330% due 7/28/11 (b)(d)	128,901
130,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(d)	104,853
	ICICI Bank Ltd., Subordinated Bonds:
116,000	6.375% due 4/30/22 (a)(b)(d)	99,923
100,000	6.375% due 4/30/22 (a)(b)(d)	87,125
260,000	Landsbanki Islands HF, 6.100% due 8/25/11 (b)(d)	227,317
120,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(d)(e)	104,939
120,000	Royal Bank of Scotland Group PLC, Bonds, 6.990% due 10/5/17 (a)(b)(d)(e)	102,035
120,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(b)(d)	119,164
130,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(d)(e)	86,285
60,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)(b)	47,648
	TuranAlem Finance BV, Bonds:
270,000	8.250% due 1/22/37 (b)(d)	212,436
100,000	8.250% due 1/22/37 (b)(d)	79,180
420,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (b)	415,400
100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36 (b)	90,391

	Total Commercial Banks	1,905,597

Commercial Services & Supplies — 0.5%
50,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (b)	43,250
210,000	Waste Management Inc., Senior Note, 6.375% due 11/15/12 (b)	218,296

	Total Commercial Services & Supplies	261,546

Consumer Finance — 4.5%
100,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)(b)	94,170
	Ford Motor Credit Co.:
	Notes:
860,000	7.375% due 10/28/09 (b)	783,851
25,000	7.875% due 6/15/10 (b)	21,809
	Senior Notes:
500,000	5.800% due 1/12/09 (b)	476,429
131,000	8.050% due 6/15/11 (a)(b)	104,057
	General Motors Acceptance Corp.:
130,000	Bonds, 8.000% due 11/1/31 (b)	93,368
	Notes:
40,000	5.125% due 5/9/08 (b)	39,766
160,000	5.625% due 5/15/09 (b)	145,846
20,000	7.250% due 3/2/11 (b)	15,757
275,000	6.875% due 9/15/11 (b)	210,625
180,000	6.625% due 5/15/12 (b)	136,281
150,000	6.750% due 12/1/14 (b)	106,285
60,000	Senior Notes, 5.850% due 1/14/09 (b)	55,960
	SLM Corp., Medium-Term Notes:
135,000	5.000% due 10/1/13 (b)	101,729
225,000	5.375% due 5/15/14 (b)	169,061
30,000	5.050% due 11/14/14 (b)	21,847
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Consumer Finance — 4.5% (continued)
$25,000	5.625% due 8/1/33 (b)	$17,092

	Total Consumer Finance	2,593,933

Containers & Packaging — 0.2%
	Graham Packaging Co. Inc.:
20,000	8.500% due 10/15/12 (b)	18,100
10,000	Senior Subordinated Notes, 9.875% due 10/15/14 (b)	8,450
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13 (b)	72,375
25,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)(d)	22,875
25,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (g)(h)	313

	Total Containers & Packaging	122,113

Diversified Consumer Services — 0.1%
55,000	Service Corp. International, Debentures, 7.875% due 2/1/13 (b)	55,825

Diversified Financial Services — 3.5%
100,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(b)(d)	82,538
130,000	Aiful Corp., Notes, 5.000% due 8/10/10 (b)(d)	122,667
90,000	Bank of America Corp., Notes, 8.000% due 1/30/18 (a)(b)(e)	90,260
150,000	Citigroup Inc., 6.875% due 3/5/38 (b)	150,368
260,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (b)(d)	267,134
220,000	General Electric Capital Corp., Subordinated Debentures, 6.375% due 11/15/67 (a)(b)	215,655
	JPMorgan Chase & Co.:
210,000	5.150% due 10/1/15 (b)	206,596
410,000	Subordinated Notes, 5.125% due 9/15/14 (b)	405,650
100,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/29/16 (a)(b)(e)	81,614
	Residential Capital LLC, Senior Notes:
10,000	7.098% due 4/17/09 (a)(b)	5,750
40,000	6.193% due 5/22/09 (a)(b)	23,000
335,000	8.000% due 2/22/11 (b)	165,825
160,000	TNK-BP Finance SA, 7.500% due 7/18/16 (b)(d)	149,000
50,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15 (b)	38,500

	Total Diversified Financial Services	2,004,557

Diversified Telecommunication Services — 2.0%
150,000	AT&T Inc., 5.500% due 2/1/18 (b)	147,146
	Citizens Communications Co.:
15,000	Senior Bonds, 7.125% due 3/15/19 (b)	13,200
25,000	Senior Notes, 7.875% due 1/15/27 (b)	21,563
155,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16 (b)	153,486
50,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (f)(g)(h)	0
	Intelsat Corp.:
10,000	9.000% due 6/15/16 (b)	10,125
16,000	Senior Notes, 9.000% due 8/15/14 (b)	16,200
160,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (b)	171,898
125,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15 (b)	122,813
30,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14 (b)	24,675
90,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14 (b)	85,050
140,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15 (b)	127,382
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Diversified Telecommunication Services — 2.0% (continued)
$80,000	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12 (b)	$87,954
120,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12 (b)	126,314
40,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	39,500

	Total Diversified Telecommunication Services	1,147,306

Electric Utilities — 1.4%
70,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12 (b)	74,502
165,000	Exelon Corp., Bonds, 5.625% due 6/15/35 (b)	145,566
	FirstEnergy Corp., Notes:
120,000	6.450% due 11/15/11 (b)	125,712
245,000	7.375% due 11/15/31 (b)	267,286
90,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10 (b)	98,775
110,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (b)	108,185

	Total Electric Utilities	820,026

Energy Equipment & Services — 0.2%
40,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (b)	38,600
	Southern Natural Gas Co.:
20,000	Notes, 5.900% due 4/1/17 (b)(d)	19,651
25,000	Senior Notes, 8.000% due 3/1/32 (b)	27,440

	Total Energy Equipment & Services	85,691

Food & Staples Retailing — 0.2%
129,625	CVS Caremark Corp., 6.943% due 1/10/30 (b)(d)	137,454

Food Products — 0.1%
75,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10 (b)	58,125
5,000	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11 (b)	5,099

	Total Food Products	63,224

Health Care Providers & Services — 1.2%
40,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (b)	40,350
50,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13 (b)	48,750
	HCA Inc.:
	Senior Notes:
58,000	6.250% due 2/15/13 (b)	50,750
10,000	6.500% due 2/15/16 (b)	8,475
	Senior Secured Notes:
90,000	9.250% due 11/15/16 (b)	93,600
20,000	9.625% due 11/15/16 (b)(i)	20,800
75,000	Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13 (b)	67,313
300,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12 (b)	319,519
10,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17 (b)	9,804

	Total Health Care Providers & Services	659,361

Hotels, Restaurants & Leisure — 0.5%
10,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14 (b)	8,250
25,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (b)	22,375
30,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13 (b)	27,825
	MGM MIRAGE Inc.:
65,000	Notes, 6.750% due 9/1/12 (b)	60,612
60,000	Senior Notes, 7.625% due 1/15/17 (b)	54,900
50,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16 (b)	40,500
50,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (b)(d)	48,750

	Total Hotels, Restaurants & Leisure	263,212

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Independent Power Producers & Energy Traders — 2.4%
	AES Corp.:
$200,000	8.000% due 10/15/17 (b)	$203,500
	Senior Notes:
55,000	9.500% due 6/1/09 (b)	57,035
40,000	7.750% due 10/15/15 (b)	40,500
60,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18 (b)	54,300
	Edison Mission Energy, Senior Notes:
80,000	7.200% due 5/15/19 (b)	79,400
20,000	7.625% due 5/15/27 (b)	18,900
570,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (b)(d)(i)	567,150
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14 (b)	24,750
85,000	7.375% due 2/1/16 (b)	83,512
	TXU Corp., Senior Notes:
70,000	5.550% due 11/15/14 (b)	55,009
45,000	6.500% due 11/15/24 (b)	32,179
215,000	6.550% due 11/15/34 (b)	152,860

	Total Independent Power Producers & Energy Traders	1,369,095

Industrial Conglomerates — 0.7%
420,000	Tyco International Group SA, Notes, 6.000% due 11/15/13 (b)	422,247

Insurance — 0.6%
	American International Group Inc.:
110,000	Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	89,374
20,000	Medium-Term Notes, 5.850% due 1/16/18 (b)	19,663
190,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36 (b)	151,413
100,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)(b)	88,347

	Total Insurance	348,797

IT Services — 0.4%
200,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09 (b)	204,056
25,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (b)	25,375

	Total IT Services	229,431

Machinery — 0.0%
10,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14 (b)	9,950

Media — 2.9%
199,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (b)	139,300
150,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11 (b)	132,461
245,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (b)	272,431
80,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17 (b)	91,655
	Comcast Corp., Notes:
120,000	6.500% due 1/15/15 (b)	123,055
10,000	6.500% due 1/15/17 (b)	10,230
10,000	5.875% due 2/15/18 (b)	9,758
	CSC Holdings Inc., Senior Notes:
5,000	7.625% due 4/1/11 (b)	4,969
50,000	6.750% due 4/15/12 (b)	48,500
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13 (b)	82,519
50,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14 (b)	45,625
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Media — 2.9% (continued)
$50,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (b)	$32,625
410,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09 (b)	413,474
	News America Inc.:
20,000	6.200% due 12/15/34 (b)	19,108
10,000	Notes, 6.650% due 11/15/37 (b)(d)	10,118
220,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (b)	230,736
20,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (b)(d)	17,300

	Total Media	1,683,864

Metals & Mining — 0.6%
60,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (b)	63,825
	Steel Dynamics Inc.:
5,000	7.375% due 11/1/12 (b)(d)	5,075
35,000	6.750% due 4/1/15 (b)	34,475
220,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36 (b)	215,757

	Total Metals & Mining	319,132

Multi-Utilities — 0.4%
220,000	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (b)	230,609

Multiline Retail — 0.0%
25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (b)	25,125

Oil, Gas & Consumable Fuels — 5.8%
55,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31 (b)	62,060
45,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36 (b)	45,976
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16 (b)	98,500
50,000	6.250% due 1/15/18 (b)	48,000
	Compagnie Generale de Geophysique SA, Senior Notes:
10,000	7.500% due 5/15/15 (b)	10,200
45,000	7.750% due 5/15/17 (b)	45,900
275,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (b)	314,049
	El Paso Corp., Medium-Term Notes:
50,000	7.375% due 12/15/12 (b)	50,748
190,000	7.800% due 8/1/31 (b)	196,030
75,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (b)	73,313
150,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (b)(d)	171,375
180,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (b)(d)	166,950
	Hess Corp.:
20,000	7.875% due 10/1/29 (b)	23,801
170,000	Notes, 7.300% due 8/15/31 (b)	192,102
182,000	Intergas Finance BV, 6.375% due 5/14/17 (b)(d)	159,250
	Kerr-McGee Corp.:
130,000	6.950% due 7/1/24 (b)	138,157
335,000	Notes, 7.875% due 9/15/31 (b)	393,425
	Kinder Morgan Energy Partners LP:
120,000	6.750% due 3/15/11 (b)	125,798
	Senior Notes:
30,000	6.300% due 2/1/09 (b)	30,593
20,000	6.000% due 2/1/17 (b)	19,937
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14 (b)	29,475
30,000	8.250% due 12/15/14 (b)	29,850
15,000	Peabody Energy Corp., 6.875% due 3/15/13 (b)	15,300
	Pemex Project Funding Master Trust:
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 5.8% (continued)
$40,000	6.625% due 6/15/35 (b)(d)	$41,595
25,000	Senior Bonds, 6.625% due 6/15/35 (b)	25,903
150,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16 (b)	150,330
10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)(d)	9,200
55,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14 (b)	50,325
50,000	Tennessee Gas Pipeline Co., 7.625% due 4/1/37 (b)	52,614
25,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (b)	24,875
	Williams Cos. Inc.:
30,000	Debentures, 7.500% due 1/15/31 (b)	31,425
	Notes:
150,000	7.125% due 9/1/11 (b)	160,125
60,000	7.875% due 9/1/21 (b)	65,325
10,000	8.750% due 3/15/32 (b)	11,600
	Senior Notes:
125,000	7.625% due 7/15/19 (b)	134,063
70,000	7.750% due 6/15/31 (b)	74,725
30,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12 (b)	33,256

	Total Oil, Gas & Consumable Fuels	3,306,150

Paper & Forest Products — 0.3%
150,000	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (b)	157,850

Pharmaceuticals — 0.2%
110,000	Wyeth, 5.950% due 4/1/37 (b)	107,841

Real Estate Management & Development — 0.1%
110,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (b)	49,500

Road & Rail — 0.0%
	Hertz Corp.:
20,000	Senior Notes, 8.875% due 1/1/14 (b)	19,050
5,000	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	4,706

	Total Road & Rail	23,756

Thrifts & Mortgage Finance — 0.4%
	Countrywide Financial Corp., Medium-Term Notes:
10,000	3.345% due 5/5/08 (a)(b)	9,935
60,000	2.874% due 6/18/08 (a)(b)	58,987
50,000	4.786% due 1/5/09 (a)(b)	46,808
100,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27 (b)(h)	86,000

	Total Thrifts & Mortgage Finance	201,730

Wireless Telecommunication Services — 0.6%
60,000	America Movil SAB de CV, 5.625% due 11/15/17 (b)	59,617
125,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15 (b)	96,316
200,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12 (b)	185,150

	Total Wireless Telecommunication Services	341,083

	TOTAL CORPORATE BONDS & NOTES (Cost — $22,783,522)	21,326,810

CONVERTIBLE BOND & NOTE — 0.1%
Automobiles — 0.1%
40,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (b) (Cost — $40,000)	34,500

SOVEREIGN BONDS — 1.8%
Italy — 0.7%
350,000	Region of Lombardy, 5.804% due 10/25/32 (b)	391,773

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Face
Amount	Security	Value

Mexico — 0.6%
	United Mexican States, Medium-Term Notes, Series A:
$140,000	5.875% due 1/15/14 (b)	$150,500
196,000	6.750% due 9/27/34 (b)	218,795

	Total Mexico	369,295

Russia — 0.5%
	Russian Federation:
2,222	8.250% due 3/31/10 (b)(d)	2,356
175,000	11.000% due 7/24/18 (b)(d)	254,734

	Total Russia	257,090

	TOTAL SOVEREIGN BONDS (Cost — $954,281)	1,018,158

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.2%
U.S. Government Agencies — 1.2%
300,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (b)(d)	320,178
340,000	Tennessee Valley Authority, 5.980% due 4/1/36 (b)	383,898

	Total U.S. Government Agencies	704,076

U.S. Government Obligations — 1.0%
	U.S. Treasury Bonds:
20,000	8.750% due 5/15/17 (b)	28,186
50,000	8.875% due 8/15/17 (b)	71,242
80,000	4.750% due 2/15/37 (b)	86,069
340,000	4.375% due 2/15/38 (b)	344,144
	U.S. Treasury Notes:
5,000	4.500% due 3/31/09 (b)	5,149
40,000	4.500% due 3/31/12 (b)	43,453

	Total U.S. Government Obligations	578,243

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,227,467)	1,282,319

U.S. TREASURY INFLATION PROTECTED SECURITIES — 1.0%
	U.S. Treasury Bonds, Inflation Indexed:
223,299	2.000% due 1/15/26 (b)	230,278
141,036	1.750% due 1/15/28 (b)	139,857
	U.S. Treasury Notes, Inflation Indexed:
73,152	2.500% due 7/15/16 (b)	82,427
95,700	2.000% due 1/15/16 (b)	103,797

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $523,353)	556,359

Shares

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
122,658	Home Interiors & Gifts Inc. (f)(h)*	0

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,630	Aurora Foods Inc. (f)(h)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
66	McLeodUSA Inc., Class A Shares (f)(h)*	0

	TOTAL COMMON STOCKS (Cost — $49,437)	0

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
Thrifts & Mortgage Finance — 0.5%
7,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (b)	$170,800
5,300	Federal National Mortgage Association (FNMA), 7.000% (a)(b)	127,465
300	Federal National Mortgage Association (FNMA), 8.250% (a)(b)	13,594

	TOTAL PREFERRED STOCKS (Cost — $323,460)	311,859

Warrants

WARRANTS — 0.0%
60	Cybernet Internet Services International Inc., Expires 7/1/09 (d)(f)(h)*	0
50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (d)(f)(h)*	0
50	IWO Holdings Inc., Expires 1/15/11 (d)(f)(h)*	0
60	Merrill Corp., Class B Shares, Expires 5/1/09 (d)(f)(h)*	0

	TOTAL WARRANTS (Cost — $21,252)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $67,195,233)	63,417,324

Face
Amount

SHORT-TERM INVESTMENTS — 6.2%
U.S. Government Agency — 0.4%
$240,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.825% due 12/15/08 (j)(k) (Cost — $236,904)	236,637

Repurchase Agreement — 5.8%
3,327,000	Morgan Stanley tri-party repurchase agreement dated 3/31/08, 2.250% due 4/1/08; Proceeds at maturity — $3,327,208; (Fully collateralized by U.S. government agency obligations, 4.000% to 4.250% due 5/16/08 to 8/19/13; Market value — $3,432,874) (Cost — $3,327,000) (b)	3,327,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $3,563,904)	3,563,637

	TOTAL INVESTMENTS — 116.9% (Cost — $70,759,137#)	66,980,961
	Liabilities in Excess of Other Assets — (16.9)%	(9,701,307)

	TOTAL NET ASSETS — 100.0%	$57,279,654

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

(b)	All or a portion of this security is segregated for open futures contracts, written options, and to-be-announced (“TBA”) securities.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Illiquid security.

(g)	Security is currently in default.

(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008
Schedule of Options Written

		Expiration	Strike
Contracts	Security	Date	Price	Value
8	Eurodollar Futures, Call	9/15/08	$97.25	$13,800
15	U.S. Treasury 10-Year Notes Futures, Call	5/23/08	121.00	12,656
10	U.S. Treasury 10-Year Notes Futures, Put	5/23/08	113.00	1,250

	Total Options Written (Premiums Received — $26,416)			$27,706

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Diversified Strategic Income Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin, “ are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying

Notes to Schedule of Investments (unaudited) (continued)
pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Mortgage dollar rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.
The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.
(i) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Notes to Schedule of Investments (unaudited) (continued)

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	3/31/08	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$66,980,961	$311,859	$66,582,789	$86,313
Other Financial Instruments*	149,946	149,946	—	—

Total	$67,130,907	$461,805	$66,582,789	$86,313

*	Other financial instruments may include written options, futures, swaps and forward contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities

Balance as of December 31, 2007	$0

Accrued Premiums/Discounts	181
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	(181)
Net purchases (sales)
Transfers in and/or out of Level 3	86,313

Balance as of March 31, 2008	$86,313

3. Investments
At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,015,478
Gross unrealized depreciation	(4,793,654)

Net unrealized depreciation	$(3,778,176)

At March 31, 2008, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
Euribor	16	6/08	$6,056,537	$6,037,446	$(19,091)
Euribor	6	9/08	2,288,270	2,273,051	(15,219)
Euribor	5	12/08	1,899,483	1,896,777	(2,706)
Eurodollar	13	6/08	3,095,103	3,176,225	81,122
Eurodollar	19	9/08	4,607,883	4,650,488	42,605
Eurodollar	8	12/08	1,935,528	1,956,800	21,272
Eurodollar	17	3/09	4,134,073	4,157,138	23,065

Notes to Schedule of Investments (unaudited) (continued)

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Eurodollar	5	6/09	1,201,400	1,220,375	18,975
Eurodollar	5	9/09	1,199,713	1,217,813	18,100
Federal Republic of Germany 5-Year Bonds	5	6/08	882,464	872,263	(10,201)
Libor	8	9/08	1,892,532	1,883,691	(8,841)
Libor	16	12/08	3,786,529	3,778,897	(7,632)
U.S. Treasury 2-Year Note	21	6/08	4,483,355	4,507,781	24,426
U.S. Treasury 5-Year Note	61	6/08	6,859,836	6,968,297	108,461
U.S. Treasury Bond	6	6/08	703,381	712,781	9,400

					283,736

Contracts to Sell:
U.S. Treasury 10-Year Note	39	6/08	$4,506,672	$4,639,172	$(132,500)

Net Unrealized Gain on Open Futures Contracts					$151,236

During the period ended March 31, 2008, written option transactions for the Fund were as follows:

	Number of	Premiums
	Contracts	Received

Options written, outstanding December 31, 2007	49	$37,318
Options written	75	43,581
Options closed	(73)	(48,385)
Options expired	(18)	(6,098)

Options written, outstanding March 31, 2008	33	$26,416

At March 31, 2008, the Fund held TBA securities with a total cost of $10,202,964.
4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2008

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: May 28, 2008